Impairment Testing of Acquired Development Programs Not Yet Available for Use - Summary of Carrying Amount of Acquired Development Programs (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 44,456	£ 32,632
Navicixizumab [Member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	12,522
BPS-804 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	11,616	11,616
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	6,121	6,819
BGS-649 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	9,886	9,886
BCT-197 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 4,311	£ 4,311